Operating costs	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Text Block [Abstract]
Operating costs
23. Operating costs

	Nine months period ended September 30,		Three months period ended September 30,
	2020	2019	2020	2019
Commission and incentive costs	1,442,670	877,502	549,249	353,825
Operating losses and provisions	65,584	14,825	16,984	7,344
Clearing house fees	240,806	141,251	104,922	54,796
Other costs (a)	115,003	85,389	34,865	28,993

Total	1,864,063	1,118,967	706,020	444,958

(a)	Other cost include third parties’services and other costs.

27. Operating costs

	2019	2018	2017
Commission costs	1,269,309	750,103	455,241
Operating losses and provisions	23,332	9,989	7,148
Other costs	313,419	181,154	117,491

Clearing house fees	201,083	96,896	71,419
Third parties’ services	76,669	53,124	28,953
Other	35,667	31,134	17,119

Total	1,606,060	941,246	579,880